BORROWINGS (Details - Corporate Borrowings - Change in the unamortized financing fees of corporate borrowings) - Corporate Borrowings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Detailed Information About Borrowings
Unamortized financing fees, beginning of year	$ 5	$ 6	$ 5
Additional financing fees	2	0	2
Amortization of financing fees	(1)	(1)	(1)
Unamortized financing fees, end of year	$ 6	$ 5	$ 6